Income Taxes - Schedule of Deferred Income Tax (Details) (10-K)	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Net Operating Loss	$ 640,368
Valuation Allowance	(640,368)
Net Deferred Asset